Revenue - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 9,065	$ 6,476
One Customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 1,500
Fort Hills Energy Limited Partnership
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in fort hills		21.30%